                                   EXHIBIT 99

DaimlerChrysler Auto Trust 2006-A monthly distribution report to holders of Asset Backed Notes for the distribution period covered by this report.

DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC     DISTRIBUTION DATE: 08-NOV-06

DAIMLERCHRYSLER AUTO TRUST 2006-A MONTHLY SERVICER'S CERTIFICATE (KM)
                                                                     PAGE 1 OF 2


Payment Determination Statement Number          8
Distribution Date                        8-Nov-06
Record Date                              7-Nov-06

DATES COVERED        FROM AND INCLUDING   TO AND INCLUDING
-------------        ------------------   ----------------
Collections Period         1-Oct-06           31-Oct-06
Accrual Period            10-Oct-06            7-Nov-06
30/360 Days                      30
Actual/360 Days                  29

                                           NUMBER OF
COLLATERAL POOL BALANCE DATA                ACCOUNTS        $ AMOUNT
----------------------------               ---------   -----------------
Pool Balance - Beginning of Period           81,236    $1,226,754,046.76
Collections of Installment Principal                       29,184,566.27
Collections Attributable to Full Payoffs                   19,085,485.02
Principal Amount of Repurchases                                     0.00
Principal Amount of Gross Losses                            2,370,915.02
                                                       -----------------
Pool Balance - End of Period(EOP)            79,116    $1,176,113,080.45
                                                       =================

POOL STATISTICS                                                 END OF PERIOD
---------------                                               -----------------
Initial Pool Balance (Pool Balance at the Purchase Date)      $1,631,098,710.56
Pool Factor (Pool Balance as a % of Initial Pool Balance)                 72.11%

Ending Overcollateralization(O/C) Amount                      $  123,924,419.41
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)             111.778%

Cumulative Net Losses                                         $    5,334,223.25
Net Loss Ratio (3 mos weighted avg.)                                      1.042%
Cumulative Recovery Ratio                                                46.678%

                                 $ AMOUNT     % OF EOP POOL BAL   # OF ACCOUNTS
                              -------------   -----------------   -------------
Delinquency Information:(1)
31-60 Days Delinquent         12,774,316.00         1.086%             789
61-90 Days Delinquent          1,665,289.68         0.142%              98
91-120 Days Delinquent           313,023.01         0.027%              16
121 Days or More Delinquent       12,778.81         0.001%               1
Reposessions                   3,188,816.91         0.271%             169

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount                        5,179,908.41
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)        0.40899%

                                           CURRENT MONTH   PRIOR MONTH
                                           -------------   -----------
Weighted Average A.P.R.                        6.796%         6.804%
Weighted Average Remaining Term (months)       44.13          44.99
Weighted Average Seasoning (months)            20.06          19.14

CASH SOURCES
   Collections of Installment Principal       $   29,184,566.27
   Collections Attributable to Full Payoffs       19,085,485.02
   Principal Amount of Repurchases                         0.00
   Recoveries on Loss Accounts                     1,077,324.53
   Collections of Interest                         7,085,018.36
   Investment Earnings                               168,897.22
   Reserve Account                                 3,767,500.00
                                              -----------------
   TOTAL SOURCES                              $   60,368,791.40
                                              =================
CASH USES
   Servicer Fee                               $    1,022,295.04
   A Note Interest                                 4,403,915.86
   Priority Principal Distribution Amount                  0.00
   B Note Interest                                   193,606.67
   Reserve Fund                                    3,767,500.00
   Regular Principal Distribution Amount          45,044,745.10
   Distribution to Certificateholders              5,936,728.73
                                              -----------------
   TOTAL CASH USES                            $   60,368,791.40
                                              =================
ADMINISTRATIVE PAYMENT
   Total Principal and Interest Sources       $   60,368,791.40
   Investment Earnings in Trust Account             (168,897.22)
   Daily Collections Remitted                    (58,160,711.95)
   Cash Reserve in Trust Account                  (3,767,500.00)
   Servicer Fee (withheld)                        (1,022,295.04)
   O/C Release to Seller                          (5,936,728.73)
                                              -----------------
   PAYMENT DUE TO/(FROM) TRUST ACCOUNT           ($8,687,341.54)
                                              =================
O/C RELEASE (Prospectus pg S31-S32)
Pool Balance                                  $1,176,113,080.45
Yield Supplement O/C Amount                      (68,546,068.83)
                                              -----------------
Adjusted Pool Balance                         $1,107,567,011.62

Total Securities                              $1,052,188,661.04
                                              -----------------
Adjusted O/C Amount                           $   55,378,350.58

Target Overcollateralization Amount           $   55,378,350.58

O/C Release Period?                                         Yes

O/C Release                                   $    5,936,728.73

                                                                                       Principal
                                                                          Principal       per       Interest    Interest
NOTES                              Beginning Balance   Ending Balance      Payment    $1000 Face    Payment    $1000 Face
-----                              ----------------- ----------------- -------------- ---------- ------------- ----------
Class A-1 307,000,000.00 @ 4.7914%              0.00              0.00           0.00  0.0000000          0.00  0.0000000
Class A-2 485,000,000.00 @ 5.06%      382,233,406.14    337,188,661.04  45,044,745.10 92.8757631  1,611,750.86  3.3231976
Class A-3 510,000,000.00 @ 5.00%      510,000,000.00    510,000,000.00           0.00  0.0000000  2,125,000.00  4.1666667
Class A-4 159,800,000.00 @ 5.01%      159,800,000.00    159,800,000.00           0.00  0.0000000    667,165.00  4.1750000
Class B 45,200,000.00 @ 5.14%          45,200,000.00     45,200,000.00           0.00  0.0000000    193,606.67  4.2833334
                                   ----------------- ----------------- --------------            -------------
   Total Notes                     $1,097,233,406.14 $1,052,188,661.04 $45,044,745.10            $4,597,522.53
                                   ================= ================= ==============            =============

* Class A-1 Interest is computed on an Actual/360 Basis. Days in current period 29